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August 4, 1997

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street
Washington, D.C. 20549

Re:   ESC Strategic Funds, Inc. (the "Corporation")
      File Nos: 33-72190/811-8166

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Corporation pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), and Regulation S-T.

The undersigned hereby certifies that the definitive Prospectus relating to ESC Strategic Appreciation Fund, ESC Strategic Global Equity Fund, ESC Strategic Small Cap Fund, ESC Strategic Income Fund, ESC Strategic Asset Preservation Fund, ESC Strategic Growth Fund, and ESC Strategic Value Fund and the Corporation's Statement of Additional Information, each dated July 29, 1997, which would have been filed by the Corporation pursuant to Rule 497(c) of the Act, do not differ from those which were contained in the Corporation's most recent registration statement on Form N-1A filed pursuant to Rule 485(b) of the Act of July 29, 1997.

Please contact the undersigned at (614) 470-8619 or, in my absence, Jeanette Peplowski at (614) 470-8069 with any questions. Thank you.

Very truly yours,

ELLEN STOUTAMIRE

Ellen Stoutamire
Secretary
ESC Strategic Funds, Inc.

cc:  Curtis Barnes
     Olivia Adler, Esq.